RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenues (services provided by the Group):
Revenues	$ 304,287	$ 7,311
Casino Contract [Member]
Revenues (services provided by the Group):
Revenues	98,546	(44,171)
Costs and expenses (services provided to the Group):
Costs and expenses	21,265	21,864
Services Fee [Member]
Revenues (services provided by the Group):
Revenues	22,569	16,215
Entertainment [Member]
Revenues (services provided by the Group):
Revenues	58,785	1,175
Costs and expenses (services provided to the Group):
Costs and expenses	49,352	1,704
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Sale and purchase of assets:
Sale of property and equipment and other long-term assets	756	6
Purchase of property and equipment	8	184
Transfer-in of other long-term assets	1,636	749
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Casino Contract [Member]
Revenues (services provided by the Group):
Revenues	98,546	(44,171)
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Rooms Food and Beverage [Member]
Revenues (services provided by the Group):
Revenues	75,218	19,379
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Services Fee [Member]
Revenues (services provided by the Group):
Revenues	22,569	16,215
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Entertainment [Member]
Revenues (services provided by the Group):
Revenues	39,492	473
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff Costs Recharges [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	64,661	42,928
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Corporate Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	25,701	24,583
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Other Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	16,415	12,977
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff costs for construction and renovation work capitalized [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	3,585	8,993
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Purchase of Goods and Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	$ 458	$ 108